Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Intangible assets
Intangible assets:

	December 31, 2017	December 31, 2016
Intellectual property acquired from UTC	$1,864	$2,311
Intellectual property acquired from H2 Logic A/S	129	215
Intellectual property acquired from Protonex	8,507	10,331
Internally generated fuel cell intangible assets	1,690	2,182
ERP management reporting software system	5,738	3,015
Intellectual property acquired by Ballard Power Systems Europe	22	29
	$17,950	$18,083

Intangible assets		Accumulated	Net carrying
Balance	Cost	amortization	amount
At January 1, 2016	$62,068	$45,739	$16,329
Additions to and acquisition of intangible assets	4,103	—	4,103
Amortization expense	—	1,579	(1,579)
Impairment charges (note 27)	—	770	(770)
At December 31, 2016	66,171	48,088	18,083
Additions to and acquisition of intangible assets	3,376	—	3,376
Amortization expense	—	2,309	(2,309)
Impairment charges (note 27)	—	1,200	(1,200)
At December 31, 2017	$69,547	$51,597	$17,950

Amortization expense on intangible assets is allocated to research and product development expense or general and administration expense depending upon the nature of the underlying assets. In 2017, amortization of $2,309,000 (2016 - $1,579,000) was recorded.
During the year ended December 31, 2017, impairment charges of $1,200,000 were also recorded to write-off certain Protonex patents and customer lists to their net realizable value of $nil (note 27).
During the year ended December 31, 2016, impairment charges of $770,000 were recorded to write-off intellectual property acquired from Idatech, LLC in 2012 to its net realizable value of $nil (note 27).

10.	Intangible assets (cont'd):
ERP Management Reporting Software System
During 2016, the Corporation commenced with the replacement of its incumbent financial and other resource systems with a fully integrated Enterprise Resource Planning (ERP) management reporting software system. The implementation of this company-wide, cloud-based ERP system is designed to provide the Corporation with enhanced reporting capabilities. The Corporation has assessed its expenditure on the ERP acquisition and implementation to be intangible assets. During 2017, development expenditures of $3,376,000 (2016 - $3,015,000) have been capitalized as intangible assets. No further costs are expected to be capitalized. Amortization of ERP implementation costs commenced in 2017 over their expected useful life of seven years which aligns to the expected frequency of major release ERP system updates. During the year ended December 31, 2017, amortization expense of $652,000 (2016 - $nil) related to the ERP implementation was recorded.
Internally Generated Fuel Cell Intangible Assets
In 2016, the Corporation completed development of two new configurations of its fuel cell module for heavy-duty motive applications which are typically used to power large urban transit buses. The two new product configurations are designed to deliver net power of 30kW and 60kW, respectively, to power smaller buses and to provide range extension solutions. The Corporation has assessed its development expenditure on these product configurations to be internally generated intangible assets. During 2017, total development expenditures of $nil (2016 - $1,053,000) have been capitalized at cost. The estimated useful life has been assessed as five years. In 2017, amortization of $491,000 (2016 -$253,000) was recorded on these assets.
Sale of Intellectual Property to Volkswagen
On December 2, 2015, the Corporation sold a copy of the automotive-related know-how of the UTC Portfolio to Volkswagen. The net proceeds on sale of $9,244,000 were collected during 2016.